Finance lease and operating lease by lessor (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	₩ 1,829,172	₩ 2,169,352
Present value of minimum lease payment	862,621	972,874
Not Later Than 1 Year [Member]
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	49,542	55,708
Present value of minimum lease payment	13,067	12,225
1~5 Years [Member]
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	381,181	423,152
Present value of minimum lease payment	203,990	214,176
More than 5 years [Member]
Finance lease receivables of the Group as lessor [Line Items]
Minimum lease payment	1,398,449	1,690,492
Present value of minimum lease payment	₩ 645,564	₩ 746,473